Contract Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consist of the following:

	September 30, 2025	December 31, 2024
Balance at beginning of year	$63,489	$7,937
Additions	3,912	75,340
Recognized to revenue during the year	-	(19,788)
Refund to customers (Note 1)	-	-
Balance at end of year	$67,401	$63,489

Note 1:	Refund to customers is in relation to China-based clients who prepaid for surrogacy and ancillary caring services but requested for refund of fees so that they may appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.

Contract liabilities consist of the following:

	December 31,
	2024	2023
Balance at beginning of year	$7,937	$1,360,168
Additions	75,340	112,006
Recognized to revenue during the year	(19,788)	(122,662)
Refund to customers (Note 1)	-	(1,341,575)
Balance at end of year	$63,489	$7,937

Note 1:	Refund to customers are in relation to China-based clients who prepaid for surrogacy and ancillary caring services but requested for refund of fees so that they may appoint their own surrogate mothers in countries in which the Company does not conduct business. The Company sent the funds to accounts dictated by the clients and terminated service contract with those clients.